Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation
Share-Based Compensation

13. Share-Based Compensation

E-House’s Share Incentive Plan (the “E-House Plan”)

In 2006, the Company adopted the E-House Plan, which allows the Company to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Company. Under the E-House Plan, the Company authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, the Company authorized an increase of 4,013,619 ordinary shares to the award pool. In November 2012, the Company further authorized an increase of 1,273,000 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.

Share Options:

During the years ended December 31, 2010, 2011 and 2012, the Company granted options to certain employees, senior management and independent directors for the purchase of nil, 1,994,000 and nil ordinary shares, respectively. The options entitle the option holders to acquire ordinary shares of the Company at an exercise price $5.31 per share, based on the fair market value of the ordinary shares at each of the dates of grant. Under the terms of each option plan, options expire 10 years from the date of grant and generally vest over three years.

The Company has used the binomial model to estimate the fair value of the options granted under the E-House Plan. The fair value per option was estimated at the date of grant using the following weighted-average assumptions (excludes share option exchange program):

2011
Average risk-free rate of return	2.54%
Contractual life of option	10 years
Average estimated volatility rate	77.02%
Average dividend yield	4.11%

In connection with its merger with CRIC, the Company exchanged 15,107,745 of its options (“E-House Replacement Options”) at an exercise prices from $0.72 to $8.99 under E-House plan for 16,975,028 of options granted under CRIC plan at an exercise prices from $0.64 to $8.00 (“CRIC Replaced Options”), with other terms unchanged. As a result, CRIC’s Share Incentive Plan (the “CRIC Plan”) merged into the E-House Plan and ceased to exist on its own. The incremental compensation cost of $289,930 was measured as the excess of the fair value of the E-House Replacement Options over the fair value of the CRIC Replaced Options at the exchange date.

The Company used the binomial model to estimate the fair value of both the E-House Replacement Options and CRIC Replaced Options using the following assumptions:

	E-House	CRIC
	Replacement	Replaced
	Options	Options
Average risk-free rate of return	2.62%	2.62%
Contractual life of option	7.53 years	7.53 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

On May 9, 2012, 396,050 outstanding options granted from September 24, 2009 to October 10, 2011 held by 3 directors of CRIC were modified to be fully vested on the modification date, with other terms unchanged. The unrecognized compensation cost from the initial grant date was immediately expensed.

On May 29, 2012, the exercise price of 4,211,879 outstanding options, previously granted from July 15, 2009 to March 10, 2011, held by 394 employees was reduced from between $6.75 and $8.99 to $5.34, with other terms unchanged. In connection with the above modifications, incremental compensation cost was measured as the excess of the fair value of the modified options over the fair value of the original options immediately before their terms were modified, measured based on the share price and other pertinent factors at the modification date. Total incremental compensation cost was $1,811,935.

The Company used the binomial model to estimate the fair value of the modified options using the following assumptions:

2012
Average risk-free rate of return	2.78%
Contractual life of option	8.02 years
Average estimated volatility rate	62.23%
Average dividend yield	2.45%

The weighted-average grant-date fair value of options granted during the year ended December 31, 2011 was $3.31 per share. The Company recorded compensation expense of $4,157,992, $2,903,861, and $17,157,015 for the years ended December 31, 2010, 2011 and 2012, respectively. During the years ended December 31, 2010, 2011 and 2012, 301,192, 81,495, and 194,721 options were exercised having a total intrinsic value of $5,177,687, $422,455 and $436,259, respectively.

A summary of option activity under the E-House Plan during the year ended December 31, 2012 is presented below.

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		$		$
Outstanding, as of January 1, 2012	3,332,074	5.34
Granted E-House Replacement Options	15,107,745	4.63
Exercised	(194,721)	2.88
Forfeited	(325,504)	5.01
Outstanding, as of December 31, 2012	17,919,594	4.15	6.85	—
Vested and expected to vest as of December 31, 2012	17,719,530	4.15	6.83	—
Exercisable as of December 31, 2012	11,629,919	3.93	6.10	1,977,086

As of December 31, 2012, there was $18,949,198 of total unrecognized compensation expense related to unvested share options granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 1.46 years.

Restricted Shares:

The Company granted 972,000, 28,000 and 1,273,000 restricted shares to certain employees, directors and officers in 2010, 2011 and 2012 respectively. Under the terms of each restricted shares, restricted shares vest over three years.

In connection with its merger with CRIC, the Company exchanged 77,875 of its restricted shares (“E-House Replacement Restricted Shares”) at an exercise prices from $3.38 to $6.75 under E-House plan for 87,500 of restricted shares granted under CRIC plan at an exercise prices from $3.00 to $6.00 (“CRIC Replaced Restricted Shares”), with other terms unchanged. No incremental compensation cost was recognized from the exchange.

	E-House	CRIC
	Replacement	Replacement
	Restricted	Restricted
	Shares	Shares
Average risk-free rate of return	2.43%	2.43%
Contractual life of option	0.85 years	0.85 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

A summary of restricted share activity under the E-House Plan during the year ended December 31, 2012 is presented below:

		Weighed
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Unvested as of January 1, 2012	919,096	15.56
Granted	1,273,000	3.43
Granted E-House Replacement Restricted Shares	77,875	3.47
Vested	(567,489)	16.08
Forfeited	(71,844)	15.81
Unvested as of December 31, 2012	1,630,638	5.32

The total fair value of restricted shares vested in 2010, 2011 and 2012 was $5,782,457, $10,219,188 and $9,127,103, respectively.

As of December 31, 2012, there was $7,485,479 of total unrecognized compensation expense related to restricted shares granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 1.90 years.

The Company recorded compensation expense of $5,403,940, $10,668,117 and $9,348,941, for the years ended December 31, 2010 and 2011 and 2012, respectively, related to restricted shares.

Other Equity Compensation:

In August 2011, CRIC signed employee equity compensation arrangements with three senior managers of Beijing Advertisement. Under the agreement, the managers received a 3.5% equity interest of Beijing Advertisement. The award vests over a 16 month service period, starting September 2011. The fair value of Beijing Advertisement was calculated using the discounted cash flow method, under the income approach. The 3.5% equity interest in Beijing Advertisement was valued at $731,676. The Group recorded $182,918 and $563,109 as compensation expense for the year ended December 31, 2011 and 2012, respectively.

As of December 31, 2012, there was no unrecognized compensation expense related to this compensation agreement.

CRIC Plan

On September 9, 2008, CRIC adopted the CRIC Plan to provide additional incentives to employees, directors and consultants who render services to CRIC. Under the CRIC Plan, the maximum number of shares that may be issued shall be 15% of the total outstanding shares of CRIC on an as-converted basis assuming all options outstanding were converted into shares as of the effective date of the CRIC Plan, plus an additional number of shares to be added on each of the third, sixth and ninth anniversary of the effective date of the CRIC Plan.

In April 2012, all the options and restricted shares granted under the CRIC Plan were replaced by E-House’s options and restricted shares under E-House Plan. After that, there was no compensation cost of the options and restricted shares under CRIC Plan.

Share Options:

During 2011, CRIC granted 8,361,000 options to purchase its ordinary shares to certain of the Group’s employees at an exercise price from $3.75 to $7.02 per share pursuant to the CRIC plan. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of two to three years.

CRIC used the binomial model to estimate the fair value of the options granted under the CRIC Plan using the following assumptions:

2011
Average risk-free rate of return	3.22%
Contractual life of option	10 years
Average estimated volatility rate	70.35%
Average dividend yield	0.00%

The weighted-average grant-date fair value of the options granted in 2011 was $3.16 per share. CRIC recorded compensation expense of $8,584,355, $11,740,056 and $5,781,658, for the year ended December 31, 2010, 2011 and 2012, respectively.

Replacement of COHT’s Option with CRIC Options (“Options Replacement Program”):

In connection with its acquisition of COHT, CRIC exchanged 3,609,000 of its options (“Replacement Options”) under the CRIC Plan for the same number of options granted to certain employees of SINA and COHT (“Replaced Options”) under COHT’s 2008 Share Incentive Plan (“the 2008 COHT Plan”) on the date of CRIC’s IPO (“Replacement Date”), with other terms unchanged. The Replacement Date fair value of $6,777,964 corresponding to the Replacement Options held by SINA employees and $8,182,832 of the Replacement Date fair value corresponding to the Replacement Options held by COHT employees and attributable to their service prior to the Replacement Date was capitalized as part of the business acquisition consideration. Replacement Date fair value of $27,720,433, corresponding to Replacement Options held by COHT employees and attributable to their service after the Replacement Date would be recognized over the requisite service period approximating 3.3 years subsequent to the IPO.

The Replacement Date fair value of the Replaced Options and Replacement Options was $10.64 and $11.44 per share, respectively. For the years ended December 31, 2010, 2011 and 2012, CRIC recorded compensation expense of $8,679,164, $6,348,283 and $2,751,114, associated with the Replacement Options, respectively.

A summary of option activity under the CRIC Plan during the year ended December 31, 2012 is presented below.

		Weighed
	Number of	Average
	Options	Exercise Price
		$
Outstanding, as of January 1, 2012	17,303,065	4.09
Exercised	(200,116)	1.42
Forfeited	(127,921)	4.96
Replaced by E-House options	(16,975,028)	4.12
Outstanding, as of December 31, 2012	—

The total intrinsic value of options under CRIC Plan exercised was $5,167,543, $2,954,839 and $750,115, during the years ended December 31, 2010, 2011 and 2012, respectively.

Restricted Shares:

A summary of restricted share activity under the CRIC Plan during the year ended December 31, 2012 is presented below:

		Weighed
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Unvested as of January 1, 2012	150,000	2.59
Vested	(62,500)	2.08
Replaced by E-House restricted shares	(87,500)	2.95
Unvested as of December 31, 2012	—

The Group recorded compensation expense of $180,322, $180,322 and $54,688 for restricted shares granted to the E-House’s employee for the years ended December 31, 2010, 2011 and 2012, respectively.

The total fair value of restricted shares vested was $194,196, $194,196 and $130,000 during the year ended December 31, 2010, 2011 and 2012, respectively.